Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Liabilities Collateralized by Pledges	NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES Balance of liabilities collateralized by pledges is as follows:

	March 31,
	2014	2013
Mortgage for U.S. headquarters facility	$6,745	$7,552